EMPLOYEE CONTRIBUTION PLAN (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EMPLOYEE CONTRIBUTION PLAN
Total expense for defined contribution plan	¥ 187,308,000	¥ 183,210,000	¥ 208,556,000